CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - ARS ($) $ in Thousands	Total	Capital Stock	Paid-in Capital	Equity Adjustments	Accumulated Profit from Financial Instruments at Fair Value through OCI	Other	Legal Reserve	Others Reserves	Retained Earnings	Total Shareholders’ Equity Attributable to parent company´s owners	Total Shareholders’ Equity Attributable to Non-Controlling Interests
Equity, Beginning balance at Dec. 31, 2019	$ 467,674,054	$ 1,426,765	$ 10,951,132	$ 202,261,202	$ 1,577,580	$ 42,901	$ 3,811,674	$ 370,330,192	$ (134,307,716)	$ 456,093,730	$ 11,580,324
Distribution of Profits
Use of Reserve and distribution of cash dividends	(5,987,515)							(5,564,580)		(5,564,580)	(422,935)
Other reserves	0							166,347,333	(166,347,333)	0
Increase due to merger	(38,660)	47,927	6,330,055	15,096,527				(9,352,854)		12,121,655	(12,160,315)
Total Comprehensive Income for the Year
Net Income for the Year	75,011,888								74,008,952	74,008,952	1,002,936
Other Comprehensive Income for the Year	(554,806)				(538,555)	(16,251)				(554,806)
Equity, Ending balance at Dec. 31, 2020	536,104,961	1,474,692	17,281,187	217,357,729	1,039,025	26,650	3,811,674	521,760,091	(226,646,097)	536,104,951	10
Distribution of Profits
Absorption of Retained Earnings	0							(53,201,608)	53,201,608
Use of Reserve and distribution of cash dividends	(3,751,528)							(3,751,528)		(3,751,528)
Other reserves	6							6		6
Total Comprehensive Income for the Year
Net Income for the Year	60,569,787								60,569,787	60,569,787
Other Comprehensive Income for the Year	162,066				169,845	(7,779)				162,066
Equity, Ending balance at Dec. 31, 2021	593,085,292	1,474,692	17,281,187	217,357,729	1,208,870	18,871	3,811,674	464,806,961	(112,874,702)	593,085,282	10
Reserve creation	0						3,095,144	26,921,105	(30,016,249)
Distribution of Profits
Use of Reserve and distribution of cash dividends	(31,886,624)								(31,886,624)	(31,886,624)
Other reserves	8							8		8
Total Comprehensive Income for the Year
Net Income for the Year	48,639,409								48,639,400	48,639,400	9
Other Comprehensive Income for the Year	(960,527)				(1,129,353)	168,826				(960,527)
Equity, Ending balance at Dec. 31, 2022	$ 608,877,558	$ 1,474,692	$ 17,281,187	$ 217,357,729	$ 79,517	$ 187,697	$ 6,906,818	$ 491,728,074	$ (126,138,175)	$ 608,877,539	$ 19